Leases (Details) $ in Thousands		1 Months Ended
	Jun. 27, 2024 ft²	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Lease [Line Items]
Right-of-use assets			$ 13,331	$ 14,168
Office Space | Boston, Massachusetts
Disclosure Of Lease [Line Items]
Lease term	73 months
Area of leased space (in sq ft) | ft²	12,807
Right-of-use assets		$ 2,000
Lease liabilities		1,900
Initial direct costs to obtain lease		$ 100